SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 7 — SEGMENT INFORMATION

Management determined the Company’s operations constituted one reportable segment in accordance with ASC 280—Air mobility segment. Revenue by each service line can be found in Note 8 below.